Income Taxes - Reconciliation of Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Earnings before income taxes	$ 203.6	$ 136.0	$ 90.2
Income tax expense at Celestica’s statutory income tax rate of 26.5% (2020 to 2022)	54.0	36.1	23.9
Foreign income taxed at different rates	(34.1)	(16.9)	(16.3)
Foreign exchange	5.7	1.2	(8.6)
Other, including non-taxable/non-deductible items and changes to net provisions related to tax uncertainties	2.9	8.2	25.0
Change in tax rates	0.1	(7.6)	0.0
Change in unrecognized tax losses and deductible temporary differences	29.5	11.1	5.6
Income tax expense	$ 58.1	32.1	29.6
Thailand
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Initial percentage of tax exemption (percent)	100.00%
Percentage of tax exemption	50.00%
China
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense, repatriated undistributed foreign earnings	$ 3.3	6.0
Deferred tax expense, repatriated foreign earnings paid in current year	2.5
China And Thailand
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense, repatriated undistributed foreign earnings			$ 16.5
Deferred tax expense, repatriated foreign earnings paid in current year	$ 7.8	$ 7.2